Investments and fair value measurements - Summary of Mortgage Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Mortgage loans	$ 2,936	$ 2,980	$ 3,370
Cost
Net Investment Income [Line Items]
Mortgage loans	2,936	2,980	3,370
Estimated Fair Value
Net Investment Income [Line Items]
Mortgage loans	$ 2,936	$ 2,980	$ 3,370